Commitments and Contingencies - Additional Information (Detail)			1 Months Ended							9 Months Ended	12 Months Ended
	Jan. 12, 2016 USD ($)	Oct. 14, 2014 USD ($) a	Jun. 30, 2017 USD ($)	Mar. 30, 2017 $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 20, 2016 USD ($)	Nov. 22, 2016 USD ($)	Nov. 30, 2014 USD ($)	Jan. 31, 2013 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2016 USD ($)	Dec. 21, 2016 USD ($)	Mar. 30, 2016 $ / shares shares	Oct. 15, 2015 $ / shares shares	Oct. 14, 2015 $ / shares
Commitments And Contingencies [Line Items]
Salaries, Wages and Officers' Compensation, Total	$ 25,000
Operating Leases, Rent Expense, Minimum Rentals		$ 37,913	$ 37,913
Operating Leases, Rent Expense, Contingent Rentals		43,957
Deferred Rent Credit, Noncurrent			715,462								$ 747,418	$ 728,877
Proceeds from Lines of Credit										$ 235,000	112,500	$ 0
Pledged Financial Instruments, Not Separately Reported, Securities for Letter of Credit Facilities											$ 235,000
Debt Conversion, Converted Instrument, Shares Issued | shares				499,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares														555,555	1,111,111
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares											$ 1.1485			$ 10.00	$ 9.00	$ 9.00
Other Letters of Credit Outstanding, Amount											$ 30,000
Commercial Paper [Member]
Commitments And Contingencies [Line Items]
Debt Instrument, Face Amount													$ 5,000,000
Intercompany Revolving Loan Agreement [Member]
Commitments And Contingencies [Line Items]
Loans And Leases Receivable, Maximum Committed Amount							$ 2,000,000
Loans Receivable Default Rate							3.00%
Receivable with Imputed Interest, Effective Yield (Interest Rate)							10.00%
Minimum [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Contingent Rentals			43,957
New Premises [Member]
Commitments And Contingencies [Line Items]
Allowance Provided By Landlord For Lease hold Improvement		$ 659,360
Area of Land | a		16,484
Deferred Rent Credit, Noncurrent			680,486
New Premises [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Contingent Rentals		$ 228,049	$ 228,049
Board of Directors Chairman [Member]
Commitments And Contingencies [Line Items]
Salaries, Wages and Officers' Compensation, Total						$ 1,160,000
Mr Augusta [Member]
Commitments And Contingencies [Line Items]
Salaries, Wages and Officers' Compensation, Total						$ 300,000
Warren Hosseinion [Member]
Commitments And Contingencies [Line Items]
Salaries, Wages and Officers' Compensation, Total					$ 1,550,000
Adrian Vazquez [Member]
Commitments And Contingencies [Line Items]
Salaries, Wages and Officers' Compensation, Total					1,550,000
Gray Augusta [Member]
Commitments And Contingencies [Line Items]
Salaries, Wages and Officers' Compensation, Total					1,550,000
Mihir Shah [Member]
Commitments And Contingencies [Line Items]
Salaries, Wages and Officers' Compensation, Total					$ 1,550,000
Network Medical Management [Member]
Commitments And Contingencies [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent													82.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				850,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 11
Apollo Medical Holdings [Member]
Commitments And Contingencies [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners													18.00%
Prospect Medical Group, Inc [Member]
Commitments And Contingencies [Line Items]
Proceeds from Lines of Credit								$ 500,000	$ 10,000
Pledged Financial Instruments, Not Separately Reported, Securities for Letter of Credit Facilities											$ 500,000